RELATED PARTY TRANSACTIONS (Amounts Due From Shareholder) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to shareholders	$ 79	$ 0
Melco [Member]
Related Party Transaction [Line Items]
Due to shareholders	$ 79